Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(750)	2,893
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,291)	514
Transfers into level 3 assets	7,493	14,893
Transfers out of level 3 assets	11,516	14,766
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(1,018)	1,768
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,209)	546
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	268	1,125
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(82)	(32)
Bank
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(697)	2,876
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,232)	430
Bank | Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(1,019)	1,767
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,209)	546
Bank | Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	322	1,109
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(23)	(116)